Aug. 28, 2018
INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 21, 2018 TO THE
PROSPECTUS DATED AUGUST 28, 2018, OF:

Invesco Dow Jones Industrial Average Dividend ETF

Important Notice Regarding a Change to the Unitary Management Fee of
Invesco Dow Jones Industrial Average Dividend ETF (the "Fund")

At a meeting held on September 21, 2018, the Board of Trustees of Invesco Exchange-Traded Fund Trust approved reducing the annual unitary management fee of the Fund to 0.07% of the Fund’s average daily net assets, effective September 24, 2018. Accordingly, the Prospectus is revised as follows:

•	The following replaces the first paragraph and table included under the section titled “Fund Fees and Expenses” on Page 1 of the Summary Prospectus and Page 19 of the Prospectus for the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.07%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(1)	0.07%

(1)   Effective September 24, 2018, Invesco Capital Management LLC (the “Adviser”) has contractually reduced the Fund’s unitary management fee from 0.30% to 0.07%. “Management Fees” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.

•	The following replaces the information included under the section titled “Example” on Page 1 of the Summary Prospectus and Page 19 of the Prospectus for the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 21, 2018 TO THE
PROSPECTUS DATED AUGUST 28, 2018, OF:

Invesco S&P 500® Quality ETF

Important Notice Regarding a Change to the Advisory Fee of
Invesco S&P 500® Quality ETF (the "Fund")

At a meeting held on September 21, 2018, the Board of Trustees of Invesco Exchange-Traded Fund Trust approved reducing the advisory fee of the Fund to 0.15% of the Fund’s average daily net assets, effective September 24, 2018. Accordingly, the Prospectus is revised as follows:

•	The following replaces the first paragraph and table included under the section titled “Fund Fees and Expenses” on Page 1 of the Summary Prospectus and Page 260 of the Prospectus for the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.15%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.23%
Fee Waivers and Expense Assumption(2)	0.08%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.15%

(1) Effective September 24, 2018, the Adviser has contractually reduced the Fund’s management fee from 0.29% to 0.15%. “Management Fees” has been restated to reflect current fees.

(2)   The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.15% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

•	The following replaces the information included under the section titled “Example” on Page 1 of the Summary Prospectus and Page 260 of the Prospectus for the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses after the permanent fee waiver for periods thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$15	$68	$126	$297